Filed pursuant to Rule 497(e)
File Nos. 333-164298 and 811-22378

DOUBLELINE FUNDS TRUST

DoubleLine Emerging Markets Fixed Income Fund

DoubleLine Low Duration Bond Fund

DoubleLine Low Duration Emerging Markets Fixed Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 2, 2026 to the Funds’

Statement of Additional Information (the “SAI”), dated November 1, 2025,

as supplemented or amended from time to time

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Luz M. Padilla is retiring from DoubleLine Capital LP. Effective March 31, 2026, all references to Ms. Padilla as a portfolio manager of the Funds are hereby removed from the SAI. Effective March 31, 2026, William Campbell is added as a portfolio manager for DoubleLine Emerging Markets Fixed Income Fund and DoubleLine Low Duration Emerging Markets Fixed Income Fund. Jeffrey Gundlach, Jeffrey Sherman and Robert Cohen will continue to serve as portfolio managers of DoubleLine Low Duration Bond Fund. Su Fei Koo and Mark W. Christensen will continue to serve as portfolio managers of DoubleLine Emerging Markets Fixed Income Fund and DoubleLine Low Duration Emerging Markets Fixed Income Fund.

The following changes are as of the Effective Date:

1.

Under the section titled “PORTFOLIO MANAGEMENT- Ownership of Securities and Other Managed Accounts” in the SAI, the table that provides the number of other accounts managed by the portfolio managers of the Fund and the total assets of such accounts is hereby supplemented with respect to William Campbell with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)
William Campbell(1)	2	$781,427,187	0	$0	0	$0

(1)	This information is stated as of February 28, 2026.

2.

Under the section titled “PORTFOLIO MANAGEMENT- Ownership of Securities and Other Managed Accounts” in the SAI, the table that provides the number of other performance fee accounts managed by the portfolio managers of the Fund and the total assets of such accounts is hereby supplemented with the following additional information:

	Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)
William Campbell	0	$0	0	$0	0	$0

(1)	This information is stated as of February 28, 2026.

3.

Under the section titled “PORTFOLIO MANAGEMENT- Ownership of Securities and Other Managed Accounts” in the SAI, the information in the table that provides the dollar range of securities of the Fund owned by each portfolio manager is hereby deleted and replaced in its entirety with the following:

Fund Name/Portfolio Manager
Emerging Markets Fixed Income Fund
William Campbell(1)	None
Mark W. Christensen(2)	$500,001-$1,000,000
Su Fei Koo(2)	$100,001-$500,000
Low Duration Bond Fund
Robert Cohen(2)	None
Jeffrey E. Gundlach(2)	None
Jeffrey J. Sherman(2)	$100,001-$500,000
Low Duration Emerging Markets Fixed Income Fund
William Campbell(1)	None
Mark W. Christensen(2)	$100,001-$500,000
Su Fei Koo(2)	$100,001-$500,000

(1)	This information is stated as of March 29, 2026.
(2)	This information is stated as of March 31, 2025.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE